Stockholders' Equity (Details Textuals) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended					60 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares	Dec. 31, 2008 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2017	Dec. 31, 2011 shares
Schedule Of Stock By Class (Textuals) [Abstract]
Common Stock, shares authorized		53.3
Preferred Stock, par value | $ / shares		$ 0.01
Common Stock, par value | $ / shares		$ 0.01
Number of votes entitled for common stock holders		one vote per share
Aggregate principal amount of debentures outstanding | $		$ 732.5
Liquidation preference of perpetual preferred stock, per share | $ / shares		$ 1,000
Perpetual Preferred Stock annual cumulative dividend rate		3.0875%
DefinedIntervalInYearstoPayDividendsonPerpetualPreferredStock							five
ElectedMembersToServeOnCompanysBoardOfDirectors		two
Period for payment of dividend on perpetual preferred stock		10
NumberOfFailedAmountOfDividendsOnPreferredStock		six
Authorized amount for common stock repurchase | $		$ 1,000.0
Treasury Stock, shares		0.9	0.9
Cost of shares repurchased | $		$ 299.6			$ 199.8	$ 99.8
Amount available for repurchase of shares under share repurchase program | $		700.4
Maximum amount that can be authorized for repurchase of common stock outside the share repurchase program | $		$ 100.0
Stock Repurchased During Period, Shares		0.0	0.0	0.3
Common stock repurchase | $	$ 99.9	$ 0.0	$ 0.0	$ 99.9
Shares relinquished		0.1	0.1	0.1
Common Stock, shares outstanding		18.1	18.0	17.9				18.1
Common Stock [Member]
Schedule Of Stock By Class (Textuals) [Abstract]
Common Stock, shares authorized		53.3	53.3
Common Stock, par value | $ / shares		$ 0.01	$ 0.01
Common Stock, shares outstanding		18.1	18.0
Preferred Stock [Member]
Schedule Of Stock By Class (Textuals) [Abstract]
Preferred Stock, par value | $ / shares		$ 0.01	$ 0.01
Preferred Stock, shares outstanding		0.0	0.0
Preferred Stock, shares authorized		10.0	10.0
Series Common Stock [Member]
Schedule Of Stock By Class (Textuals) [Abstract]
Common Stock, shares authorized		40.0	40.0
Common Stock, par value | $ / shares		$ 0.01	$ 0.01
Common Stock, shares outstanding		0.0	0.0
Perpetual Preferred Stock Member
Schedule Of Stock By Class (Textuals) [Abstract]
Preferred Stock, shares outstanding		0.0	0.0
Preferred Stock, shares authorized		0.8	0.8
Treasury Stock [Member]
Schedule Of Stock By Class (Textuals) [Abstract]
Treasury Stock, shares		0.5